Available-for-sale Financial Assets Non Current - Summary of Available-for-sale Financial Assets Non Current(Detail) - TWD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non current	$ 5,751	$ 4,764
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non current	3,125	2,521
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non current	2,332	1,949
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets, non current	$ 294	$ 294